Leases	12 Months Ended
Mar. 31, 2025
Leases
Leases

16. Leases

16(a) Operating leases – as Lessee

The Company leases an office in Hong Kong for a term of two years (from November 1, 2024 to September 30, 2026), with a monthly rent of HK$8,000 (approximately US$1,022), payable in advance on the first day of each month. The lease term is determined without considering renewal options, as the Company is not reasonably certain to exercise them. Lease expense is recognized on a straight-line basis over the lease term. Leases with an initial term of 12 months or less are not capitalized on the balance sheet.

Right-of-use assets and lease liabilities relate to operating leases initiated in 2025. The future minimum lease payment of US$18,000 is calculated at a discount rate of 3.60%, with a present value of US$17,000, including US$1,000 in interest expenses.

As of March 31, 2025, the remaining lease term was 1.5 years (2024: Nil, as the lease commenced in November 2024), and the weighted average discount rate used to measure lease liabilities was 3.60% (2024: Nil). The discount rate is based on the Company’s incremental borrowing rate for similar-term bank loans.

Supplemental balance sheet information related to operating leases from the Company’s operations was as follows:

	As of March 31,
	2025	2024
	US$’000	US$’000
Operating Right-of-use assets	23	-
Less: Accumulated amortization	(5)	-
Right-of-use assets, net	18	-

Operating lease liabilities, current	12	-
Operating lease liabilities, non-current	6	-
Total lease liabilities	18	-

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.50	-
Weighted average discount rate	3.60%	-

The following table presents maturity of lease liabilities as of March 31, 2025:

Twelve months ending March 31,	As of March 31, 2025
US$’000
2026	12
2027	6
2028 and thereafter	-
Total future minimum lease payments	18
Less: imputed interest	(1)
Total	17

16(b) Operating leases – as Lessor

Operating lease income is recognized as a component of non-interest income on a straight-line basis over the lease term. Lease terms range from one to five years. Assets related to operating leases are included in property, plant and equipment (PPE). As of March 31, 2024 and 2025, the net book value of leased assets totaled US$7.4 million and US$7.2 million respectively.

	For the years ended March 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Operating lease income	709	895	437
Depreciation expense	213	422	206

The following schedule summarizes aggregate minimum lease payments to be received at March 31 2025:

For the years ended March 31,	As of March 31, 2025
US$’000
2026	654
2027	419
2028	45
2029	14
2030	-
Thereafter	-
Total	1,132